SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
UNITED STATES
FORM 10-D
ASSET-BACKED ISSUER
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
(Exact name of depositor as specified in its charter)
(State or other jurisdiction of incorporation or organization of the issuing entity)
(Telephone number, including area code)
3/27/2006
Bond Securitization, LLC
(I.R.S. Employer Identification No.)
Applied for
(Address of principal executive offices of issuing entity) (Zip Code)
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 13(d) OF
to
2/28/2006
(Exact name of issuing entity as specified in its charter)
Commission File Number of Issuing entity:
3 3 3 - 8 7 1 4 6 - 0 5
Commission File Number of depositor:
333-87146
(Exact name of sponsor as specified in its charter)
CREDIT-BASED ASSET SERVICING AND SECURITIZATION LLC
(Former name, former address, if changed since last report)
Not Applicable
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB2
c/o U.S. Bank National Association
60 Livingston Avenue
St. Paul, MN
55107
6 5 1 - 4 9 5 - 3 8 4 7
New York
Registered/reporting pursuant to (check one)
Section 12(b) Section 12(g) Section 15(d)
Name of exchange
Title of Class
Has the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934
during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?
YES NO
(If Section 12(b))
PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
Item 9. Exhibits.
(a) Exhibit 99.1: Distribution Statement
(b) Exhibit 99.1: Distribution Statement
See Exhibit 99.1
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Date: 4/10/06
(Signature)
James Y. Lee
/s/ : James Y. Lee
X
PART II - OTHER INFORMATION
Bond Securitization, LLC
(Depositor)
AF-1 [___] [___] [_X_]
AF-2 [___] [___] [_X_]
AF-3 [___] [___] [_X_]
AF-4 [___] [___] [_X_]
AV [___] [___] [_X_]
B-1 [___] [___] [_X_]
B-2 [___] [___] [_X_]
B-3 [___] [___] [_X_]
B-4 [___] [___] [_X_]
M-1 [___] [___] [_X_]
M-2 [___] [___] [_X_]
M-3 [___] [___] [_X_]
M-4 [___] [___] [_X_]
M-5 [___] [___] [_X_]
M-6 [___] [___] [_X_]
M-7 [___] [___] [_X_]
EXHIBIT INDEX
Exhibit Number Description
EX-99.1 Monthly report distributed to holders of C-BASS Mortgage Loan Asset-Backed
Certificates, Series 2006-CB2 relating to the
March 27, 2006 distribution.
EX-99.1
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB2
Statement to Certificateholders
March 27, 2006